UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Great-West Federated Bond Fund’s (Initial Class shares) preliminary total return for the 12-month reporting period ending December 30, 2014, was 5.20%. The total return of the Barclays U.S. Aggregate Bond Index was 5.97%.

During the 12-month reporting period economic growth in the United States diverged from economic growth overseas. After frigid winter weather caused first quarter GDP to contract 2.1%, a rebound in hiring and capital investment propelled U.S. GDP growth to 4.6% in the second quarter and 5.0% in the third quarter of 2014. At the same time, growth in Europe, Japan, and developing nations stagnated, prompting the central banks of China, Europe, Japan and other countries to ramp up monetary policy accommodation as the Federal Reserve (the Fed) reduced accommodation by terminating its quantitative easing program. Short term interest rates in the U.S. edged higher as the market began to anticipate the Fed’s first rate hike after six years of keeping the Federal Funds rate near 0%. But while rates with maturities under five years rose, longer term interest rates fell significantly, with 30 year Treasury yields declining from 3.97% to 2.75% over the reporting period. Long rates fell for two reasons, despite improving domestic growth which normally pushes interest rates across the yield curve higher. First, inflation remained below the Fed’s 2% target due to lackluster wage growth and a sharp drop in energy and other commodity prices. Second, extremely low interest rates in other developed nations (under 1% for 10 year sovereign debt in Germany and Japan, for example) attracted massive foreign buying to the U.S. bond market. Overseas buyers were not only attracted to higher yields in the U.S., but were also seeking to mitigate losses as the dollar rallied throughout the reporting period against most other currencies.

During the first part of the reporting period most of the credit sectors of the bond market (including high yield and investment grade corporate bonds, and commercial mortgage-backed securities) outperformed Treasuries. These sectors were helped by solid underlying credit fundamentals, including strong balance sheets, healthy profit margins, high debt coverage ratios, and low default rates. Towards the end of the reporting period much of the gains were given back due to increasing concerns that U.S. growth could be negatively impacted by the malaise overseas and the anticipated start of the Fed’s tightening cycle.

Duration positioning subtracted from performance relative to the Barclays U.S. Aggregate Bond Index. Federated’s duration committee forecast that rates would rise, so the Fund was positioned with 85-90% of the interest rate sensitivity of the Barclays U.S. Aggregate Bond Index. Interest rates instead fell, as noted above; hence the Fund experienced less price appreciation than the Barclays U.S. Aggregate Bond Index. Yield curve strategy, on the other hand, was positive, as the fund was overweight the belly of the curve in the first quarter and positioned for the curve to flatten in the second, third and fourth quarters. Sector allocation was mixed. An overweight to the credit sectors (high yield, investment grade corporates, commercial mortgage-backed securities (“CMBS”), and emerging market bonds) added value in the first half of 2014, but subtracted from returns in the second half as credit spreads widened.

Security selection was a major positive for the Fund. Strong selection within the high yield sector (including an underweight to energy, which was hit hard by the large drop in oil and natural gas prices), an overweight to financials over industrials in investment grade corporates, and a significant underweight to underperforming Government National Mortgage Association mortgage-backed securities (“MBS”) all benefitted the Fund. The Fund had very little non-dollar exposure during the year.

The Fund begins 2015 with less interest rate sensitivity than the Barclays U.S. Aggregate Bond Index as Federated’s duration committee forecasts that interest rates will trend higher due to accelerating economic growth and market anticipation of the start of the Fed’s tightening cycle, although continued buying from overseas is likely to keep rates from moving substantially higher. The Fund remains overweight the credit sectors despite poor fourth quarter performance. Although both leverage and cash returns to shareholders are increasing, valuations appear reasonable, recession risk is low, defaults are low and stable, profit margins remain high, and corporate balance sheets are generally healthy. The Fund is underweight Treasuries and agencies and neutral agency MBS. We believe that the yield on government bonds does not compensate investors for their interest rate risk should rates rise. MBS are not attractive from a valuation standpoint, but negative net supply in 2015 should limit underperformance. The fund has very little non-dollar exposure to start the fourth quarter as Federated’s currency committee continues to forecast dollar appreciation versus. most major currencies. The Fund moved from a yield curve flattener to a neutral, or laddered, position on the curve at the end of the year, as a tactical maneuver given potential year-end volatility caused by reduced market liquidity.

It should be noted that the fund employed derivatives during the quarter to help implement the duration and yield curve strategies from Federated’s alpha committee.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2005	10,178.00	10,242.90
2006	10,627.87	10,686.42
2007	11,337.81	11,431.26
2008	11,557.76	12,030.26
2009	13,068.36	12,743.65
2010	13,967.49	13,577.09
2011	14,784.59	14,641.53
2012	15,683.49	15,257.94
2013	15,337.58	14,949.17
2014	16,135.60	15,840.99

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	5.20%	4.31%	4.90%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Rating as of December 31, 2014

Rating	% of Fund Investments
A1	1.87%
A2	3.75
A3	4.11
Aa1	0.15
Aa2	0.99
Aa3	3.61
Aaa	43.93
B1	1.55
B2	1.17
B3	1.40
Ba1	2.18
Ba2	0.84
Ba3	1.28
Baa1	7.60
Baa2	11.21
Baa3	10.58
CCC, CC, C	3.46
Equities	0.26
Not Rated	0.06
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$1,006.48	$3.51

Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 4.67%
$ 875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09%, 02/08/2019	$868,196
3,500,000	Citigroup Commercial Mortgage Trust(a) Series 2013-GC11, Class B 3.73%, 04/10/2046	3,542,024
	COMM Mortgage Trust
1,500,000	Series 2013-LC6, Class B 3.74%, 01/10/2046	1,532,811
2,650,000	Series 2013-CR8, Class B 3.97%, 06/10/2046(a)(b)	2,756,278
450,000	Commercial Mortgage Pass Through Certificates(a) Series 2014-LC17, Class B 4.49%, 10/10/2047	476,868
5,625,000	FREMF Mortgage Trust(a)(b) Series 2013-K25, Class B 3.62%, 11/25/2045	5,619,279
	GS Mortgage Securities Trust
2,325,000	Series 2012-GCJ7, Class B 4.74%, 05/10/2045	2,542,234
675,000	Series 2014-GC24, Class B 4.51%, 09/10/2047(a)	715,784
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class A4 4.05%, 04/15/2047	1,077,755
175,000	Santander Drive Auto Receivables Trust Series 2013-1, Class D 2.27%, 01/15/2019	173,845
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6, Class B 3.88%, 04/10/2046	2,474,138
670,000	WFRBS Commercial Mortgage Trust(a) Series 2014-C25, Class AS 3.98%, 11/15/2047	697,904

TOTAL ASSET-BACKED SECURITIES — 4.67% (Cost $22,289,415)		$22,477,116

CORPORATE BONDS AND NOTES
Basic Materials — 3.10%
	Albemarle Corp
384,000	5.10%, 02/01/2015	385,198
670,000	5.45%, 12/01/2044	720,952
1,000,000	Alcoa Inc 5.87%, 02/23/2022	1,106,109
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	227,715
250,000	4.45%, 09/27/2020	259,764
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020	2,415,000
35,000	5.13%, 08/01/2022	31,938
700,000	ArcelorMittal 6.75%, 02/25/2022	747,250

Principal Amount		Fair Value

Basic Materials — (continued)
$ 700,000	7.25%, 03/01/2041	$707,000
100,000	Ashland Inc 4.75%, 08/15/2022	100,000
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	212,426
600,000	4.45%, 03/01/2023	611,053
	Clearwater Paper Corp
50,000	4.50%, 02/01/2023	48,750
125,000	5.38%, 02/01/2025(b)	123,125
75,000	Compass Minerals International Inc(b) 4.88%, 07/15/2024	72,750
125,000	Eagle Spinco Inc 4.63%, 02/15/2021	118,437
100,000	Eco Services Operations LLC/Eco Finance Corp(b) 8.50%, 11/01/2022	101,500
250,000	Gold Fields Orogen Holding BVI Ltd(b) 4.88%, 10/07/2020	210,000
125,000	Hexion US Finance Corp 6.63%, 04/15/2020	122,500
150,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC 8.88%, 02/01/2018	133,500
200,000	Huntsman International LLC 4.88%, 11/15/2020	198,500
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019	277,998
200,000	Metinvest BV 8.75%, 02/14/2018	110,000
400,000	Polyus Gold International Ltd(b) 5.63%, 04/29/2020	342,000
155,000	Praxair Inc 4.63%, 03/30/2015	156,566
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,298,574
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	114,485
500,000	Rio Tinto Finance USA PLC 2.25%, 12/14/2018	501,008
58,000	Rohm & Haas Co 6.00%, 09/15/2017	64,147
	RPM International Inc
225,000	6.50%, 02/15/2018	251,418
110,000	6.13%, 10/15/2019	125,018
200,000	Samarco Mineracao SA(b) 4.13%, 11/01/2022	176,000
225,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b) 6.38%, 05/01/2022	219,375
	Southern Copper Corp
500,000	3.50%, 11/08/2022	474,182
250,000	6.75%, 04/16/2040	262,250
	Steel Dynamics Inc
50,000	5.13%, 10/01/2021(b)	50,938
50,000	5.25%, 04/15/2023	50,750

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Basic Materials — (continued)
$ 200,000	U.S. Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding BV(b) 7.38%, 05/01/2021	$212,000
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,249,556
250,000	4.55%, 04/15/2026	264,607
50,000	WR Grace & Co-Conn(b) 5.63%, 10/01/2024	52,125

		14,906,464

Communications — 6.41%
	Alibaba Group Holding Ltd(b)
400,000	2.50%, 11/28/2019	394,607
400,000	3.60%, 11/28/2024	396,738
200,000	Altice SA(b) 7.75%, 05/15/2022	200,375
200,000	AMC Networks Inc 4.75%, 12/15/2022	194,000
250,000	America Movil SAB de CV 5.75%, 01/15/2015	250,125
600,000	AT&T Inc 4.80%, 06/15/2044	611,374
575,000	British Sky Broadcasting Group PLC(b) 3.75%, 09/16/2024	578,521
500,000	CBS Corp 4.90%, 08/15/2044	507,731
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(b)
50,000	5.25%, 02/15/2022	50,375
50,000	5.63%, 02/15/2024	50,250
	CCO Holdings LLC / CCO Holdings Capital Corp
25,000	5.25%, 03/15/2021	25,188
100,000	6.63%, 01/31/2022	106,250
150,000	5.13%, 02/15/2023	146,625
125,000	5.75%, 09/01/2023	126,563
50,000	CCOH Safari LLC 5.50%, 12/01/2022	50,750
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020	77,625
150,000	5.13%, 12/15/2021	145,500
275,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	283,250
175,000	CommScope Holding Co Inc(b) 6.63%, 06/01/2020	180,250
50,000	CommScope Inc(b) 5.50%, 06/15/2024	49,250
150,000	Crown Media Holdings Inc 10.50%, 07/15/2019	163,125
150,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	151,500

Principal Amount		Fair Value

Communications — (continued)
$ 200,000	Digicel Group Ltd(b) 8.25%, 09/30/2020	$194,000
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	5.00%, 03/01/2021	545,249
500,000	5.15%, 03/15/2042	516,680
	DISH DBS Corp
175,000	5.88%, 07/15/2022	179,375
75,000	5.88%, 11/15/2024(b)	75,375
100,000	Entercom Radio LLC 10.50%, 12/01/2019	108,500
2,050,000	Expedia Inc 5.95%, 08/15/2020	2,290,822
175,000	Expo Event Transco Inc(b) 9.00%, 06/15/2021	178,500
50,000	Gannett Co Inc 4.88%, 09/15/2021(b)	49,625
150,000	6.50%, 10/01/2022	159,000
175,000	Gray Television Inc 7.50%, 10/01/2020	180,250
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	306,070
130,000	8.50%, 03/11/2032	179,781
200,000	5.00%, 05/13/2045	203,448
500,000	Historic TW Inc 6.88%, 06/15/2018	578,091
175,000	IAC/InterActiveCorp 4.75%, 12/15/2022	170,187
175,000	iHeartCommunications Inc 9.00%, 03/01/2021	171,500
75,000	Inmarsat Finance PLC(b) 4.88%, 05/15/2022	74,250
	Intelsat Jackson Holdings SA
75,000	7.50%, 04/01/2021	80,250
150,000	6.63%, 12/15/2022	154,125
225,000	5.50%, 08/01/2023	223,627
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	153,000
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,941,669
75,000	Lamar Media Corp 5.00%, 05/01/2023	74,250
50,000	Level 3 Communications Inc(b) 5.75%, 12/01/2022	50,313
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020	158,062
100,000	8.63%, 07/15/2020	107,875
50,000	LIN Television Corp(b) 5.88%, 11/15/2022	49,500
	Nielsen Finance LLC / Nielsen Finance Co
225,000	4.50%, 10/01/2020	226,125
75,000	5.00%, 04/15/2022(b)	75,375
200,000	Numericable Group SA(b) 6.00%, 05/15/2022	201,100
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,026,594
200,000	Ooredoo International Finance Ltd(b) 4.75%, 02/16/2021	215,250

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Communications — (continued)
$ 100,000	Radio One Inc(b) 9.25%, 02/15/2020	$87,000
150,000	Sinclair Television Group Inc(b) 5.63%, 08/01/2024	145,125
	Sirius XM Radio Inc(b)
250,000	4.63%, 05/15/2023	233,750
75,000	6.00%, 07/15/2024	76,875
200,000	Sprint Capital Corp 6.88%, 11/15/2028	176,000
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	108,000
225,000	6.00%, 11/15/2022	207,000
	Sprint Corp
75,000	7.88%, 09/15/2023	74,040
100,000	7.13%, 06/15/2024	93,000
175,000	Syniverse Holdings Inc 9.13%, 01/15/2019	182,875
	T-Mobile USA Inc
75,000	6.25%, 04/01/2021	76,763
50,000	6.13%, 01/15/2022	50,750
100,000	6.73%, 04/28/2022	103,000
175,000	6.63%, 04/01/2023	179,200
50,000	6.50%, 01/15/2024	51,250
50,000	6.38%, 03/01/2025	50,800
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,568,983
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	394,644
	Time Warner Cable Inc
2,230,000	5.00%, 02/01/2020	2,457,427
750,000	5.50%, 09/01/2041	871,442
1,300,000	Time Warner Inc 6.25%, 03/29/2041	1,614,261
175,000	Townsquare Radio LLC / Townsquare Radio Inc(b) 9.00%, 04/01/2019	186,375
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b) 5.50%, 01/15/2023	104,500
200,000	Unitymedia KabelBW GmbH(b) 6.13%, 01/15/2025	206,500
100,000	VeriSign Inc 4.63%, 05/01/2023	98,000
	Verizon Communications Inc
2,300,000	5.15%, 09/15/2023	2,539,736
450,000	4.15%, 03/15/2024	465,855
	Viacom Inc
500,000	2.50%, 09/01/2018	504,421
760,000	3.88%, 04/01/2024	762,923
100,000	Virgin Media Finance PLC(b) 6.38%, 04/15/2023	104,750
180,000	Walt Disney Co 3.75%, 06/01/2021	194,464
	WPP Finance 2010
650,000	5.13%, 09/07/2042	695,047
500,000	5.63%, 11/15/2043	571,274

		30,873,820

Principal Amount		Fair Value

Consumer, Cyclical — 4.11%
$ 200,000	1011778 BC Unlimited Liability Company / New Red Finance Inc(b) 6.00%, 04/01/2022	$205,000
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,059,628
175,000	Affinia Group Inc 7.75%, 05/01/2021	180,250
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,875
75,000	Allison Transmission Inc(b) 7.13%, 05/15/2019	78,469
	American Axle & Manufacturing Inc
50,000	7.75%, 11/15/2019	56,000
125,000	6.25%, 03/15/2021	131,250
50,000	6.63%, 10/15/2022	53,000
125,000	American Builders & Contractors Supply Co Inc(b) 5.63%, 04/15/2021	125,625
300,000	Aramark Services Inc 5.75%, 03/15/2020	309,750
800,000	Bed Bath & Beyond Inc 5.17%, 08/01/2044	837,029
1,000,000	Carnival Corp 3.95%, 10/15/2020	1,047,789
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp 5.25%, 03/15/2021	201,000
50,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b) 9.25%, 02/01/2020	36,500
75,000	Choice Hotels International Inc 5.75%, 07/01/2022	80,438
50,000	Churchill Downs Inc 5.38%, 12/15/2021	50,000
50,000	Cinemark USA Inc 5.13%, 12/15/2022	48,875
25,000	Exide Technologies(c)(d) 8.63%, 02/01/2018	1,219
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	97,500
75,000	6.75%, 01/15/2022	73,313
1,225,000	Ford Motor Co 4.75%, 01/15/2043	1,292,522
	General Motors Co
75,000	4.00%, 04/01/2025	75,188
400,000	5.20%, 04/01/2045	422,000
	GLP Capital LP / GLP Financing II Inc
100,000	4.88%, 11/01/2020	101,250
50,000	5.38%, 11/01/2023	51,750
175,000	Harley-Davidson Financial Services Inc(b) 3.88%, 03/15/2016	180,609
50,000	HD Supply Inc(b) 5.25%, 12/15/2021	50,875
125,000	Hillman Group Inc(b) 6.38%, 07/15/2022	120,000

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$ 50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 5.63%, 10/15/2021	$52,250
550,000	Ingram Micro Inc 4.95%, 12/15/2024	549,818
27,000	InRetail Consumer(b) 5.25%, 10/10/2021	27,405
165,000	Interline Brands Inc 10.00%, 11/15/2018	172,425
125,000	International Automotive Components Group SA(b) 9.13%, 06/01/2018	130,312
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022	108,000
75,000	Jo-Ann Stores Holdings Inc(b) 9.75%, 10/15/2019	63,750
100,000	Jo-Ann Stores Inc(b) 8.13%, 03/15/2019	93,000
175,000	L Brands Inc 5.63%, 02/15/2022	188,125
	Lear Corp
200,000	4.75%, 01/15/2023	199,500
50,000	5.25%, 01/15/2025	50,625
500,000	Magna International Inc 3.63%, 06/15/2024	501,022
325,000	Marriott International Inc 3.00%, 03/01/2019	333,622
300,000	Metalsa SA de CV(b) 4.90%, 04/24/2023	268,500
	MGM Resorts International
200,000	6.75%, 10/01/2020	210,000
100,000	7.75%, 03/15/2022	110,750
50,000	6.00%, 03/15/2023	50,250
55,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b) 7.50%, 08/01/2018	55,963
125,000	Michaels Stores Inc(b) 5.88%, 12/15/2020	126,250
125,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	127,500
150,000	MPG Holdco I Inc(b) 7.38%, 10/15/2022	154,500
50,000	NCL Corp Ltd(b) 5.25%, 11/15/2019	50,375
	Neiman Marcus Group LTD LLC(b)
50,000	8.00%, 10/15/2021	52,875
100,000	8.75%, 10/15/2021	106,000
275,000	New Academy Finance Co LLC / New Academy Finance Corp(b) 8.00%, 06/15/2018	272,250
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	103,750
125,000	Party City Holdings Inc 8.88%, 08/01/2020	133,437
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc 8.75%, 08/15/2019	226,125

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$ 150,000	Penn National Gaming Inc 5.88%, 11/01/2021	$139,500
100,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	104,750
125,000	Petco Holdings Inc(b) 8.50%, 10/15/2017	126,875
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	128,750
75,000	7.75%, 04/01/2022	78,000
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	259,772
2,900,000	3.50%, 04/03/2018	3,002,950
50,000	Regal Entertainment Group 5.75%, 03/15/2022	47,750
225,000	Rexel SA(b) 5.25%, 06/15/2020	226,687
96,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b) 9.50%, 06/15/2019	101,760
200,000	SACI Falabella(b) 4.38%, 01/27/2025	195,638
	Sally Holdings LLC / Sally Capital Inc
50,000	6.88%, 11/15/2019	53,125
50,000	5.75%, 06/01/2022	52,375
	Schaeffler Holding Finance BV(b)
200,000	6.88%, 08/15/2018	208,500
200,000	6.75%, 11/15/2022	209,000
225,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b) 5.88%, 05/15/2021	222,750
15,000	Seminole Tribe of Florida Inc(b) 7.80%, 10/01/2020	15,900
250,000	Serta Simmons Holdings LLC(b) 8.13%, 10/01/2020	264,375
175,000	Six Flags Entertainment Corp(b) 5.25%, 01/15/2021	175,000
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,004,601
100,000	Springs Industries Inc 6.25%, 06/01/2021	99,500
125,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b) 7.75%, 10/15/2021	125,000
125,000	Station Casinos LLC 7.50%, 03/01/2021	128,125
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	65,993
100,000	5.50%, 06/01/2024	96,500
50,000	Tenneco Inc 5.38%, 12/15/2024	51,250
175,000	UCI International Inc 8.63%, 02/15/2019	167,125

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$ 125,000	VWR Funding Inc 7.25%, 09/15/2017	$130,625
	Wal-Mart Stores Inc
500,000	3.30%, 04/22/2024	516,257
150,000	5.63%, 04/15/2041	191,545
50,000	Wolverine World Wide Inc 6.13%, 10/15/2020	52,500

		19,780,561

Consumer, Non-cyclical — 4.19%
	Altria Group Inc
34,000	9.25%, 08/06/2019	43,698
1,100,000	4.00%, 01/31/2024	1,146,839
125,000	Amsurg Corp(b) 5.63%, 07/15/2022	128,125
225,000	Anna Merger Sub Inc(b) 7.75%, 10/01/2022	227,812
300,000	Bayer US Finance LLC(b) 3.38%, 10/08/2024	305,272
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	123,549
125,000	4.69%, 12/15/2044	134,620
171,000	Big Heart Pet Brands 7.63%, 02/15/2019	168,007
	Biomet Inc
100,000	6.50%, 08/01/2020	107,000
175,000	6.50%, 10/01/2020	184,625
50,000	Catamaran Corp 4.75%, 03/15/2021	50,000
	CHS/Community Health Systems Inc
125,000	5.13%, 08/01/2021	129,688
125,000	6.88%, 02/01/2022	132,422
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	327,213
50,000	Constellation Brands Inc 4.75%, 11/15/2024	50,625
125,000	Corp Lindley SA(b) 4.63%, 04/12/2023	121,250
300,000	Crimson Merger Sub Inc(b) 6.63%, 05/15/2022	269,625
	DaVita HealthCare Partners Inc
150,000	5.75%, 08/15/2022	159,000
50,000	5.13%, 07/15/2024	51,000
125,000	DJO Finance LLC / DJO Finance Corp 7.75%, 04/15/2018	121,250
100,000	DP World Ltd(b) 6.85%, 07/02/2037	112,778
175,000	Envision Healthcare Corp(b) 5.13%, 07/01/2022	173,687
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	282,330
700,000	5.25%, 10/01/2020	788,089
100,000	First Quality Finance Co Inc(b) 4.63%, 05/15/2021	91,500
150,000	Fomento Economico Mexicano SAB de CV 2.88%, 05/10/2023	139,907

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$ 175,000	Garda World Security Corp(b) 7.25%, 11/15/2021	$173,250
500,000	Gilead Sciences Inc 3.70%, 04/01/2024	524,415
200,000	Grifols Worldwide Operations Ltd(b) 5.25%, 04/01/2022	204,540
	Grupo Bimbo SAB de CV(b)
110,000	4.50%, 01/25/2022	115,924
400,000	4.88%, 06/27/2044	402,400
	HCA Holdings Inc
425,000	6.25%, 02/15/2021	452,625
75,000	7.75%, 05/15/2021(b)	79,875
	HCA Inc
125,000	7.50%, 02/15/2022	142,813
275,000	5.88%, 03/15/2022	301,125
150,000	5.25%, 04/15/2025	156,750
200,000	Hearthside Group Holdings LLC/Hearthside Finance Co(b) 6.50%, 05/01/2022	195,000
225,000	Heinz (HJ) Co 4.25%, 10/15/2020	227,250
	Hertz Corp
200,000	6.75%, 04/15/2019	206,000
50,000	5.88%, 10/15/2020	50,375
125,000	Hologic Inc 6.25%, 08/01/2020	130,000
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	131,250
125,000	Igloo Holdings Corp(b) 8.25%, 12/15/2017	125,313
200,000	Interactive Data Corp(b) 5.88%, 04/15/2019	198,500
200,000	Jaguar Holding Co I(b) 9.38%, 10/15/2017	204,400
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b) 9.50%, 12/01/2019	107,250
100,000	JBS Finance II Ltd 8.25%, 01/29/2018	102,250
2,100,000	Kerry Group Financial Services(b) 3.20%, 04/09/2023	2,054,514
145,000	Laboratory Corp of America Holdings 3.75%, 08/23/2022	148,347
100,000	LifePoint Hospitals Inc 5.50%, 12/01/2021	102,250
840,000	Lorillard Tobacco Co 7.00%, 08/04/2041	1,060,630
1,100,000	Mondelez International Inc 4.00%, 02/01/2024	1,150,894
100,000	Moody’s Corp 5.50%, 09/01/2020	113,545
200,000	MPH Acquisition Holdings LLC(b) 6.63%, 04/01/2022	204,500
125,000	Multi-Color Corp(b) 6.13%, 12/01/2022	125,000
125,000	Mustang Merger Corp(b) 8.50%, 08/15/2021	118,750

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$ 50,000	Omnicare Inc 4.75%, 12/01/2022	$50,625
450,000	Pernod Ricard SA(b) 4.25%, 07/15/2022	475,699
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 4.88%, 05/01/2021	243,750
175,000	Prestige Brands Inc(b) 5.38%, 12/15/2021	171,937
	ServiceMaster Co
127,000	8.00%, 02/15/2020	133,668
111,000	7.00%, 08/15/2020	114,885
75,000	7.45%, 08/15/2027	71,625
50,000	Shearer’s Foods LLC / Chip Finance Corp(b) 9.00%, 11/01/2019	54,500
	Smithfield Foods Inc
175,000	5.88%, 08/01/2021(b)	178,500
50,000	6.63%, 08/15/2022	52,250
	Spectrum Brands Inc
100,000	6.75%, 03/15/2020	104,500
50,000	6.13%, 12/15/2024(b)	50,750
430,000	Sysco Corp 3.50%, 10/02/2024	442,477
50,000	Teleflex Inc(b) 5.25%, 06/15/2024	50,000
	Tenet Healthcare Corp
200,000	4.50%, 04/01/2021	200,500
100,000	4.38%, 10/01/2021	99,250
125,000	8.13%, 04/01/2022	139,688
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018	51,250
175,000	9.63%, 06/15/2018	178,990
50,000	TreeHouse Foods Inc 4.88%, 03/15/2022	50,625
75,000	Truven Health Analytics Inc 10.63%, 06/01/2020	73,125
	Tyson Foods Inc
500,000	4.50%, 06/15/2022	541,343
250,000	5.15%, 08/15/2044	280,793
125,000	United Rentals North America Inc 8.38%, 09/15/2020	134,063
125,000	United Surgical Partners International Inc 9.00%, 04/01/2020	134,219
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018	450,261
275,000	US Foods Inc 8.50%, 06/30/2019	291,500
250,000	Valeant Pharmaceuticals International Inc(b) 7.50%, 07/15/2021	270,000
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	154,589
50,000	WhiteWave Foods Co 5.38%, 10/01/2022	51,500

		20,176,508

Principal Amount		Fair Value

Diversified — 0.41%
$ 200,000	Alfa SAB de CV 5.25%, 03/25/2024	$208,000
175,000	DH Services Luxembourg S.a.r.l.(b) 7.75%, 12/15/2020	183,313
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	302,424
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	777,045
100,000	Hutchison Whampoa International 12 Ltd(a)(e) 6.00%, Perpetual	106,599
200,000	KazAgro National Management Holding JSC(b) 4.63%, 05/24/2023	167,000
25,000	Nielsen Co Luxembourg S.a.r.l.(b) 5.50%, 10/01/2021	25,500
200,000	Tenedora Nemak SA de CV(b) 5.50%, 02/28/2023	203,500

		1,973,381

Energy — 6.55%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022	79,688
50,000	4.88%, 03/15/2024	50,750
200,000	Alliance Oil Co Ltd(b) 7.00%, 05/04/2020	90,000
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,073,863
200,000	Antero Resources Finance Corp 5.38%, 11/01/2021	193,500
175,000	Approach Resources Inc 7.00%, 06/15/2021	129,500
	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp
25,000	4.75%, 11/15/2021	23,750
75,000	5.88%, 08/01/2023	74,250
50,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.13%, 11/15/2022	48,250
2,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,870,250
150,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp 7.88%, 04/15/2022	115,875
	California Resources Corp(b)
50,000	5.50%, 09/15/2021	42,750
100,000	6.00%, 11/15/2024	84,500
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	246,442
200,000	5.85%, 02/01/2035	218,816
150,000	Carrizo Oil & Gas Inc 7.50%, 09/15/2020	144,000
125,000	CGG SA 6.88%, 01/15/2022	95,000
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020	34,000

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Energy — (continued)
$ 125,000	7.63%, 11/15/2022	$81,875
200,000	Chesapeake Energy Corp 6.88%, 11/15/2020	215,000
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	620,740
150,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 6.00%, 12/15/2020	143,625
50,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	47,500
150,000	El Paso LLC 6.50%, 09/15/2020	169,723
	Enbridge Energy Partners LP
2,650,000	4.75%, 06/01/2013	2,767,933
690,000	5.50%, 09/15/2040	676,404
155,000	Enbridge Inc 5.60%, 04/01/2017	168,272
300,000	Energy Transfer Equity LP 5.88%, 01/15/2024	304,500
1,000,000	Energy Transfer Partners LP 4.90%, 02/01/2024	1,047,870
	Energy XXI Gulf Coast Inc
150,000	7.50%, 12/15/2021	81,000
50,000	6.88%, 03/15/2024(b)	27,000
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024	1,018,488
395,000	3.75%, 02/15/2025	396,504
50,000	EP Energy LLC / Everest Acquisition Finance Inc 9.38%, 05/01/2020	50,500
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020	827,430
125,000	FTS International Inc(b) 6.25%, 05/01/2022	91,250
125,000	Gulfport Energy Corp(b) 7.75%, 11/01/2020	122,188
1,250,000	Hess Corp 7.13%, 03/15/2033	1,539,905
150,000	Hiland Partners LP / Hiland Partners Finance Corp(b) 5.50%, 05/15/2022	132,000
50,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	49,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019	168,605
925,000	3.95%, 04/15/2022	928,220
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014	553,689
1,000,000	5.00%, 03/01/2043	949,927
50,000	Kinder Morgan Inc(b) 5.63%, 11/15/2023	53,521
125,000	Kodiak Oil & Gas Corp 5.50%, 01/15/2021	125,313
50,000	Laredo Petroleum Inc 5.63%, 01/15/2022	43,750

Principal Amount		Fair Value

Energy — (continued)
$ 150,000	Legacy Reserves LP / Legacy Reserves Finance Corp(b) 6.63%, 12/01/2021	$122,250
	Linn Energy LLC / Linn Energy Finance Corp
150,000	6.50%, 05/15/2019	128,250
75,000	8.63%, 04/15/2020	65,250
700,000	Marathon Petroleum Corp 5.13%, 03/01/2021	765,126
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022	100,395
25,000	4.50%, 07/15/2023	24,063
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	672,786
1,200,000	5.10%, 09/15/2023	1,139,344
150,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	113,625
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	45,500
50,000	6.88%, 03/15/2022	45,500
50,000	6.88%, 01/15/2023	45,500
	Pertamina Persero PT
200,000	5.25%, 05/23/2021	206,000
200,000	4.30%, 05/20/2023(b)	191,000
400,000	Petro-Canada 6.80%, 05/15/2038	505,295
250,000	Petrobras Global Finance BV 4.38%, 05/20/2023	215,020
	Petrobras International Finance Co
100,000	2.88%, 02/06/2015	99,589
2,000,000	5.38%, 01/27/2021	1,853,140
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	50,625
1,125,000	4.88%, 01/18/2024	1,168,875
500,000	6.50%, 06/02/2041	573,750
100,000	6.38%, 01/23/2045	113,250
62,500	Petroleum Co of Trinidad & Tobago Ltd 6.00%, 05/08/2022	63,281
	Phillips 66
285,000	4.30%, 04/01/2022	300,872
150,000	4.88%, 11/15/2044	153,532
61,054	QGOG Atlantic / Alaskan Rigs Ltd 5.25%, 07/30/2018	57,390
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	49,875
50,000	5.00%, 10/01/2022	47,250
100,000	4.50%, 11/01/2023	91,750
100,000	Rice Energy Inc(b) 6.25%, 05/01/2022	93,000
125,000	Rose Rock Midstream LP / Rose Rock Finance Corp 5.63%, 07/15/2022	116,875
100,000	RSP Permian Inc(b) 6.63%, 10/01/2022	93,000
275,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	270,187

7

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Energy — (continued)
	SandRidge Energy Inc
$ 50,000	7.50%, 03/15/2021	$32,000
100,000	8.13%, 10/15/2022	63,000
50,000	SM Energy Co 5.00%, 01/15/2024	43,250
200,000	Southeast Supply Header LLC(b) 4.25%, 06/15/2024	202,682
150,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	142,500
100,000	Tesoro Corp 5.13%, 04/01/2024	99,250
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020	38,095
100,000	6.13%, 10/15/2021	99,750
50,000	6.25%, 10/15/2022(b)	49,875
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	197,500
	Valero Energy Corp
150,000	9.38%, 03/15/2019	187,070
900,000	7.50%, 04/15/2032	1,130,937
900,000	Weatherford International Ltd 4.50%, 04/15/2022	801,022
	Williams Partners LP
300,000	5.25%, 03/15/2020	325,658
565,000	4.90%, 01/15/2045	529,159

		31,540,309

Financial — 16.42%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,910
365,000	3.35%, 05/15/2024	368,832
200,000	ADCB Finance Cayman Ltd 4.50%, 03/06/2023	201,000
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust(b) 4.50%, 05/15/2021	151,875
	Aflac Inc
265,000	2.65%, 02/15/2017	272,661
300,000	8.50%, 05/15/2019	374,916
600,000	3.63%, 06/15/2023	614,530
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022	638,197
1,500,000	3.90%, 06/15/2023	1,504,846
	Ally Financial Inc
125,000	5.50%, 02/15/2017	131,250
225,000	6.25%, 12/01/2017	243,000
	American International Group Inc
1,000,000	4.13%, 02/15/2024	1,064,512
875,000	4.50%, 07/16/2044	924,447
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,389,471
1,120,000	3.40%, 02/15/2019	1,139,957
	Associated Banc-Corp
80,000	5.13%, 03/28/2016	83,516
350,000	4.25%, 01/15/2025	350,967

Principal Amount		Fair Value

Financial — (continued)
$ 250,000	AvalonBay Communities Inc 5.70%, 03/15/2017	$271,808
150,000	Banco Bilbao Vizcaya Argentaria Paraguay SA 9.75%, 02/11/2016	158,813
150,000	Banco de Reservas de la Republica Dominicana(b) 7.00%, 02/01/2023	147,999
	Bank of America Corp
100,000	4.50%, 04/01/2015	100,940
1,500,000	7.63%, 06/01/2019	1,812,918
2,400,000	5.00%, 05/13/2021	2,678,047
1,000,000	Bank of New York Mellon Corp 3.25%, 09/11/2024	1,000,478
400,000	BB&T Corp 2.25%, 02/01/2019	400,819
1,000,000	Branch Banking & Trust Co 3.80%, 10/30/2026	1,019,535
200,000	Caixa Economica Federal(a)(b) 7.25%, 07/23/2024	191,000
300,000	Capital One Financial Corp 2.45%, 04/24/2019	299,313
350,000	Capital One NA 2.95%, 07/23/2021	347,810
210,000	Chubb Corp 5.75%, 05/15/2018	237,253
	CIT Group Inc
275,000	5.25%, 03/15/2018	286,687
25,000	6.63%, 04/01/2018(b)	27,125
100,000	5.00%, 08/01/2023	102,750
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,457,317
325,000	City National Corp 5.25%, 09/15/2020	361,453
350,000	CME Group Index Services LLC(b) 4.40%, 03/15/2018	378,729
500,000	CNA Financial Corp 5.88%, 08/15/2020	570,768
400,000	Comerica Inc 3.80%, 07/22/2026	402,832
500,000	Compass Bank 2.75%, 09/29/2019	500,511
100,000	CoreLogic Inc 7.25%, 06/01/2021	105,000
2,750,000	Discover Bank 2.00%, 02/21/2018	2,742,833
250,000	Discover Financial Services 3.85%, 11/21/2022	254,351
	Fifth Third Bancorp
250,000	3.63%, 01/25/2016	256,165
780,000	2.30%, 03/01/2019	781,168
200,000	FMR LLC(b) 7.57%, 06/15/2029	274,698
500,000	Ford Motor Credit Co LLC 3.00%, 06/12/2017	513,003
	General Electric Capital Corp
500,000	5.50%, 01/08/2020	572,288
3,000,000	3.10%, 01/09/2023	3,037,485

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Financial — (continued)
$ 500,000	General Electric Capital Corp / LJ VP Holdings LLC(b) 3.80%, 06/18/2019	$531,196
100,000	General Motors Financial Co Inc 4.38%, 09/25/2021	104,375
200,000	Global Bank Corp(b) 5.13%, 10/30/2019	203,500
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,836
1,000,000	2.63%, 01/31/2019	1,006,106
750,000	5.38%, 03/15/2020	840,523
1,250,000	5.25%, 07/27/2021	1,410,827
1,325,000	Hartford Financial Services Group Inc 5.13%, 04/15/2022	1,489,417
375,000	Health Care REIT Inc 4.13%, 04/01/2019	398,773
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,310,616
175,000	Hockey Merger Sub 2 Inc(b) 7.88%, 10/01/2021	174,125
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	106,958
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	327,815
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,444,587
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(b) 8.13%, 07/15/2019	99,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,013,798
200,000	Industrial & Commercial Bank of China Ltd(a)(b)(e) 6.00%, Perpetual	202,500
	International Lease Finance Corp
325,000	6.25%, 05/15/2019	355,062
50,000	5.88%, 08/15/2022	54,250
50,000	Iron Mountain Inc 5.75%, 08/15/2024	50,313
200,000	Itau Unibanco Holding SA 5.13%, 05/13/2023	198,500
50,000	Janus Capital Group Inc 6.70%, 06/15/2017	55,321
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021	2,159,844
550,000	5.13%, 01/20/2023	559,085
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,006,524
550,000	4.50%, 01/24/2022	600,464
2,195,000	3.38%, 05/01/2023	2,171,544
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	255,986
850,000	4.95%, 05/01/2022	919,589
600,000	4.25%, 06/15/2023	618,287
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,499,060
225,000	4.20%, 03/15/2022	238,989

Principal Amount		Fair Value

Financial — (continued)
$ 1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	$997,579
1,000,000	Massachusetts Mutual Life Insurance Co(b) 5.38%, 12/01/2041	1,189,081
1,450,000	MassMutual Global Funding II(b) 3.60%, 04/09/2024	1,509,830
500,000	MetLife Inc 6.82%, 08/15/2018	581,759
300,000	MetLife Institutional Funding II(b) 1.63%, 04/02/2015	300,802
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,103,938
	Morgan Stanley
320,000	3.80%, 04/29/2016	330,566
2,000,000	4.10%, 05/22/2023	2,024,876
1,500,000	5.00%, 11/24/2025	1,600,672
200,000	Mubadala GE Capital Ltd(b) 3.00%, 11/10/2019	197,976
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	651,365
1,150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	1,822,126
100,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b) 5.88%, 03/15/2022	105,250
800,000	New York Life Insurance Co(b) 6.75%, 11/15/2039	1,113,506
1,000,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	1,292,621
100,000	Onex York Acquisition Corp(b) 8.50%, 10/01/2022	100,000
165,000	PNC Funding Corp 5.63%, 02/01/2017	178,074
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024	130,300
1,300,000	Prologis LP 3.35%, 02/01/2021	1,317,456
700,000	Prudential Financial Inc 4.60%, 05/15/2044	737,744
100,000	Qatari Diar Finance Co(b) 5.00%, 07/21/2020	109,500
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	207,361
244,000	5.63%, 04/01/2024	277,912
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 5.10%, 07/25/2018	164,500
300,000	Santander US Debt SAU(b) 3.78%, 10/07/2015	306,353
100,000	Simon Property Group LP 6.13%, 05/30/2018	113,809
50,000	Sophia Holding Finance LP / Sophia Holding Finance Inc(b) 9.63%, 12/01/2018	50,250

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Financial — (continued)
$ 550,000	State Street Corp 3.30%, 12/16/2024	$558,220
300,000	Stifel Financial Corp 4.25%, 07/18/2024	301,778
425,000	SunTrust Banks Inc 2.50%, 05/01/2019	427,792
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	962,837
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	225,000
440,000	TIAA Asset Management Finance Co LLC(b) 4.13%, 11/01/2024	450,743
200,000	Trust F/1401 5.25%, 12/15/2024	206,020
250,000	Turkiye Is Bankasi(b) 5.00%, 04/30/2020	254,688
500,000	UDR Inc 4.63%, 01/10/2022	539,751
	Union Bank NA
250,000	2.63%, 09/26/2018	253,687
250,000	2.25%, 05/06/2019	249,164
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	180,000
500,000	WP Carey Inc 4.60%, 04/01/2024	525,000
200,000	Yapi ve Kredi Bankasi AS(b) 5.25%, 12/03/2018	206,780

		79,037,219

Industrial — 3.81%
175,000	Accudyne Industries Borrower / Accudyne Industries LLC(b) 7.75%, 12/15/2020	165,375
150,000	Anixter Inc 5.63%, 05/01/2019	158,250
150,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	159,750
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(b) 3.24%, 12/15/2019	193,000
	Ball Corp
100,000	5.00%, 03/15/2022	103,000
125,000	4.00%, 11/15/2023	120,625
200,000	Belden Inc(b) 5.50%, 09/01/2022	198,500
300,000	Berry Plastics Corp 5.50%, 05/15/2022	304,500
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b) 6.00%, 06/15/2017	48,750
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	375,450
1,000,000	5.75%, 05/01/2040	1,233,761
200,000	BWAY Holding Co(b) 9.13%, 08/15/2021	200,000

Principal Amount		Fair Value

Industrial — (continued)
$ 150,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	$157,875
800,000	Corning Inc 4.75%, 03/15/2042	853,934
75,000	CPG Merger Sub LLC(b) 8.00%, 10/01/2021	76,688
125,000	Crown Americas LLC / Crown Americas Capital Corp IV 4.50%, 01/15/2023	121,250
320,000	Dover Corp 5.45%, 03/15/2018	356,238
1,407,000	Embraer Overseas Ltd(b) 5.70%, 09/16/2023	1,499,862
100,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	90,000
75,000	Flextronics International Ltd 4.63%, 02/15/2020	76,125
150,000	Gardner Denver Inc(b) 6.88%, 08/15/2021	144,000
175,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	167,597
125,000	Graphic Packaging International Inc 4.75%, 04/15/2021	125,938
75,000	Greif Inc 7.75%, 08/01/2019	84,750
800,000	Harsco Corp 5.75%, 05/15/2018	842,000
120,000	Hubbell Inc 5.95%, 06/01/2018	135,275
125,000	Jurassic Holdings III Inc(b) 6.88%, 02/15/2021	116,250
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	486,116
800,000	Keysight Technologies Inc(b) 4.55%, 10/30/2024	800,318
100,000	KLX Inc(b) 5.88%, 12/01/2022	101,000
1,000,000	Masco Corp 7.13%, 03/15/2020	1,155,000
125,000	Masonite International Corp(b) 8.25%, 04/15/2021	133,437
86,000	Mcron Finance Sub LLC / Mcron Finance Corp(b) 8.38%, 05/15/2019	91,160
225,000	Nortek Inc 8.50%, 04/15/2021	240,750
200,000	Odebrecht Finance Ltd(b) 5.25%, 06/27/2029	174,900
50,000	Owens-Brockway Glass Container Inc(b) 5.38%, 01/15/2025	50,500
460,000	Packaging Corp of America 3.65%, 09/15/2024	452,819
50,000	Pactiv LLC 7.95%, 12/15/2025	50,250

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Industrial — (continued)
$ 650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 2.50%, 06/15/2019	$646,036
350,000	Pentair PLC 5.00%, 05/15/2021	389,322
500,000	Republic Services Inc 5.25%, 11/15/2021	566,142
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
250,000	9.88%, 08/15/2019	265,000
200,000	5.75%, 10/15/2020	205,000
175,000	8.25%, 02/15/2021	179,375
120,000	Rock-Tenn Co 4.45%, 03/01/2019	127,731
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b) 10.00%, 06/01/2020	74,393
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,000,126
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020	82,125
100,000	8.38%, 09/15/2021	111,750
50,000	5.25%, 04/01/2023	51,000
75,000	5.13%, 12/01/2024	75,750
	Textron Inc
300,000	4.30%, 03/01/2024	313,456
155,000	3.88%, 03/01/2025	155,273
235,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	235,388
	TransDigm Inc
200,000	5.50%, 10/15/2020	195,500
75,000	6.50%, 07/15/2024	75,375
125,000	Unifrax I LLC / Unifrax Holding Co(b) 7.50%, 02/15/2019	123,125
300,000	Union Pacific Corp 3.75%, 03/15/2024	320,839
50,000	USG Corp(b) 5.88%, 11/01/2021	50,500
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	59,855
800,000	5.25%, 10/01/2054	807,184
175,000	WESCO Distribution Inc 5.38%, 12/15/2021	176,531
50,000	Wise Metals Group LLC / Wise Alloys Finance Corp(b) 8.75%, 12/15/2018	52,500
75,000	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp(b) 9.75%, 06/15/2019	79,688
100,000	Zebra Technologies Corp(b) 7.25%, 10/15/2022	105,000

		18,368,957

Technology — 1.72%
50,000	ACI Worldwide Inc(b) 6.38%, 08/15/2020	52,250

Principal Amount		Fair Value

Technology — (continued)
$ 50,000	Activision Blizzard Inc(b) 6.13%, 09/15/2023	$53,875
	Advanced Micro Devices Inc
50,000	7.50%, 08/15/2022	45,000
100,000	7.00%, 07/01/2024	84,750
150,000	Audatex North America Inc(b) 6.00%, 06/15/2021	154,500
100,000	Blackboard Inc(b) 7.75%, 11/15/2019	100,250
100,000	BMC Software Finance Inc(b) 8.13%, 07/15/2021	94,000
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,935,000
150,000	Boxer Parent Co Inc(b) 9.00%, 10/15/2019	127,500
	CDW LLC / CDW Finance Corp
106,000	8.50%, 04/01/2019	111,698
50,000	6.00%, 08/15/2022	51,625
100,000	5.50%, 12/01/2024	100,125
125,000	Compiler Finance Sub Inc(b) 7.00%, 05/01/2021	107,500
100,000	Eagle Midco Inc(b) 9.00%, 06/15/2018	102,250
75,000	Emdeon Inc 11.00%, 12/31/2019	81,563
150,000	Entegris Inc(b) 6.00%, 04/01/2022	151,875
175,000	Epicor Software Corp 8.63%, 05/01/2019	183,750
805,000	Fidelity National Information Services Inc 3.88%, 06/05/2024	813,132
	First Data Corp(b)
50,000	7.38%, 06/15/2019	52,625
500,000	8.75%, 01/15/2022	537,500
500,000	Fiserv Inc 6.80%, 11/20/2017	566,188
150,000	Freescale Semiconductor Inc(b) 6.00%, 01/15/2022	156,750
	Hewlett-Packard Co
250,000	2.13%, 09/13/2015	251,962
275,000	3.30%, 12/09/2016	283,999
50,000	IHS Inc(b) 5.00%, 11/01/2022	49,500
275,000	Infor Software Parent LLC / Infor Software Parent Inc(b) 7.13%, 05/01/2021	269,500
150,000	Infor US Inc 9.38%, 04/01/2019	160,500
125,000	Magnachip Semiconductor Corp 6.63%, 07/15/2021	113,438
50,000	MSCI Inc(b) 5.25%, 11/15/2024	51,750
	NCR Corp
200,000	4.63%, 02/15/2021	194,000
50,000	6.38%, 12/15/2023	52,000
175,000	Nuance Communications Inc(b) 5.38%, 08/15/2020	175,438
200,000	NXP BV / NXP Funding LLC(b) 5.75%, 02/15/2021	210,000

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Technology — (continued)
	Seagate HDD Cayman
$ 50,000	4.75%, 06/01/2023	$51,932
50,000	4.75%, 01/01/2025(b)	51,508
50,000	Sensata Technologies BV(b) 5.63%, 11/01/2024	51,875
175,000	Sophia LP / Sophia Finance Inc(b) 9.75%, 01/15/2019	186,813
225,000	Southern Graphics Inc(b) 8.38%, 10/15/2020	225,562
	SunGard Data Systems Inc
75,000	6.63%, 11/01/2019	75,750
150,000	7.63%, 11/15/2020	159,000

		8,278,233

Utilities — 3.38%
820,000	Atmos Energy Corp 4.13%, 10/15/2044	849,998
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	684,458
	Calpine Corp
50,000	5.88%, 01/15/2024(b)	53,250
150,000	5.75%, 01/15/2025	151,875
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,463,305
400,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	438,076
	Electricite de France(b)
500,000	5.63%,Perpetual (a)(e)	526,875
1,225,000	5.60%, 01/27/2040	1,447,720
200,000	Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	212,040
1,000,000	Enel Finance International NV(b) 6.00%, 10/07/2039	1,175,027
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	987,221
250,000	5.75%, 10/01/2041	282,043
2,166	FPL Energy National Wind Portfolio LLC(b)(f) 6.13%, 03/25/2019	2,166
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	98,540
515,000	Gulf Power Co 4.55%, 10/01/2044	564,393
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023	1,795,308
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	559,468
400,000	2.70%, 09/15/2019	404,115
200,000	Northern States Power Co 5.25%, 03/01/2018	221,354
	NRG Energy Inc
100,000	6.63%, 03/15/2023	104,000
175,000	6.25%, 05/01/2024(b)	178,063
75,000	NRG Yield Operating LLC(b) 5.38%, 08/15/2024	76,125

Principal Amount		Fair Value

Utilities — (continued)
$ 100,000	Pennsylvania Electric Co(b) 4.15%, 04/15/2025	$100,865
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022	434,336
500,000	4.70%, 06/01/2043	537,272
250,000	PPL WEM Holdings Ltd(b) 5.38%, 05/01/2021	280,969
1,475,000	PSEG Power LLC 4.30%, 11/15/2023	1,546,515
	Sempra Energy
250,000	9.80%, 02/15/2019	321,024
300,000	3.55%, 06/15/2024	302,785
250,000	TECO Finance Inc 5.15%, 03/15/2020	279,157
200,000	Transportadora de Gas del Peru SA(b) 4.25%, 04/30/2028	193,000

		16,271,343

TOTAL CORPORATE BONDS AND NOTES — 50.10% (Cost $237,011,891)		$241,206,795

FOREIGN GOVERNMENT BONDS AND NOTES
350,000	Brazilian Government International Bond 5.88%, 01/15/2019	390,250
200,000	Colombia Government International Bond 4.38%, 07/12/2021	211,500
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	537,428
200,000	Croatia Government International Bond 6.00%, 01/26/2024	215,500
150,000	Dominican Republic International Bond(b) 5.88%, 04/18/2024	153,000
100,000	Egypt Government International Bond 6.88%, 04/30/2040	102,750
200,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	183,500
200,000	Export Credit Bank of Turkey(b) 5.00%, 09/23/2021	203,576
200,000	Federal Democratic Republic of Ethiopia(b) 6.63%, 12/11/2024	195,000
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	72,596
70,000	6.25%, 01/29/2020	78,663
70,000	6.38%, 03/29/2021	80,019
250,000	Indonesia Government International Bond 5.88%, 03/13/2020	276,875

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$ 200,000	Kenya Government International Bond(b) 6.88%, 06/24/2024	$209,500
300,000	Mexico Government International Bond 5.95%, 03/19/2019	339,450
150,000	Philippine Government International Bond 6.38%, 01/15/2032	196,500
150,000	Poland Government International Bond 6.38%, 07/15/2019	175,500
	Provincia de Buenos Aires/Argentina
100,000	9.38%, 09/14/2018	89,000
100,000	10.88%, 01/26/2021	91,000
100,000	Republic of Ghana 8.50%, 10/04/2017	99,786
200,000	Republic of Paraguay 4.63%, 01/25/2023	203,000
18,000	Romanian Government International Bond(b) 4.88%, 01/22/2024	19,620
100,000	Sri Lanka Government International Bond(b) 6.25%, 10/04/2020	104,125

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.88% (Cost $4,133,678)		$4,228,138

MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 24.06%
	Federal Home Loan Mortgage Corp
78,544	5.50%, 02/01/2018	83,074
49,263	4.00%, 12/01/2020	52,190
17,165	4.50%, 04/01/2021	18,161
40,732	6.00%, 05/01/2021	43,696
25,221	4.50%, 07/01/2021	26,505
29,369	5.00%, 03/01/2022	31,396
24,473	6.00%, 11/01/2033	28,025
31,767	6.00%, 04/01/2035	36,237
83,689	4.50%, 05/01/2035	91,249
241,195	5.50%, 08/01/2035	271,409
108,779	4.50%, 11/01/2035	118,442
36,550	6.50%, 02/01/2036	42,766
51,894	4.50%, 03/01/2036	56,541
44,893	6.00%, 03/01/2036	51,266
17,081	5.50%, 06/01/2036	19,051
139,093	5.50%, 08/01/2036	155,773
19,056	6.00%, 08/01/2037	21,529
72,681	7.00%, 08/01/2037	82,920
271,692	5.00%, 04/01/2038	299,487
804,538	5.50%, 05/01/2038	900,889
467,416	4.50%, 03/01/2039	506,339
1,391,708	4.50%, 05/01/2039	1,507,970
370,571	4.00%, 09/01/2040	395,603
1,181,213	5.00%, 09/01/2040	1,302,059
456,960	3.50%, 12/01/2040	475,958

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$ 2,059,938	4.00%, 12/01/2040	$2,198,855
2,358,127	5.00%, 02/01/2041	2,611,975
2,797,898	3.50%, 12/01/2041	2,915,279
978,719	3.00%, 07/01/2043	990,274
191,434	4.00%, 09/01/2043	204,307
230,548	3.50%, 10/01/2043	239,973
1,462,740	3.00%, 11/01/2043	1,479,392
16,122,523	4.00%, 01/01/2044	17,206,611
8,924,462	4.00%, 03/01/2044	9,524,549
3,549,965	4.50%, 04/01/2044	3,852,505
5,723,045	3.50%, 05/01/2044	5,957,023
10,239,328	3.50%, 06/01/2044	10,657,948
7,366,874	3.50%, 08/01/2044	7,668,057
	Federal National Mortgage Association
56,171	5.00%, 02/01/2018	59,181
114,511	4.50%, 06/01/2018	120,302
2,272,920	3.50%, 01/01/2031	2,397,860
36,140	4.50%, 08/01/2035	39,490
83,390	6.00%, 02/01/2036	95,025
223,548	5.50%, 03/01/2036	249,800
275,047	6.50%, 06/01/2036	329,056
437,284	6.00%, 02/01/2037	495,094
220,092	6.00%, 03/01/2037	249,714
1,635	6.50%, 04/01/2037	1,884
104,282	6.00%, 08/01/2037	118,280
83,365	6.50%, 08/01/2037	96,467
2,385,342	4.50%, 07/01/2039	2,593,360
15,475,577	4.50%, 02/01/2041	16,818,718
1,858,252	4.50%, 07/01/2041	2,019,472
1,249,247	4.00%, 10/01/2041	1,334,839
2,494,560	3.50%, 12/01/2041	2,605,425
3,843,360	4.00%, 12/01/2041	4,106,688
4,492,227	3.50%, 07/01/2042	4,688,476
3,335,742	3.00%, 10/01/2042	3,381,269
349,588	2.45%, 03/01/2047(a)	368,610
1,558,210	Government National Mortgage Association(a) Series 2011-H15, Class FA 0.61%, 06/20/2061	1,551,474

TOTAL MORTGAGE-BACKED SECURITIES — 24.06% (Cost $113,472,633)		$115,845,767

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,200,000	0.13%, 04/15/2017	2,301,588
3,800,000	0.13%, 04/15/2019	3,808,085
3,200,000	0.13%, 01/15/2022	3,265,105
5,000,000	0.63%, 01/15/2024	5,109,763
	United States Treasury Note/Bond
1,500,000	0.50%, 09/30/2016	1,498,242
10,100,000	1.00%, 09/30/2016(g)	10,174,174
7,000,000	0.88%, 11/30/2016	7,030,625
8,000,000	0.63%, 12/31/2016	7,989,375
1,200,000	0.88%, 12/31/2016	1,204,500
2,365,000	1.63%, 03/31/2019	2,375,531
600,000	1.63%, 04/30/2019	602,063

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 3,000,000	1.63%, 08/31/2019	$3,003,282
280,000	1.38%, 05/31/2020	274,794
1,500,000	2.13%, 06/30/2021	1,518,163
4,000,000	1.88%, 11/30/2021	3,976,564
4,450,000	2.75%, 11/15/2023	4,684,666
100,000	2.50%, 05/15/2024	103,016
6,805,000	2.38%, 08/15/2024	6,931,001
16,880,000	2.25%, 11/15/2024	16,993,417
200,000	3.38%, 05/15/2044	225,156
1,060,000	3.13%, 08/15/2044	1,141,156
3,700,000	3.00%, 11/15/2044	3,888,471

TOTAL U.S. TREASURY BONDS AND NOTES — 18.30% (Cost $87,380,208)		$88,098,737

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%(h)
423	General Motors Co	14,767

TOTAL COMMON STOCK — 0.00%(h) (Cost $39,399)		$14,767

EXCHANGE TRADED FUNDS
11,000	iShares JP Morgan USD Emerging Markets Bond ETF	1,206,810

TOTAL EXCHANGE TRADED FUNDS — 0.25% (Cost $1,254,999)		$1,206,810

Shares		Fair Value

WARRANTS
Consumer, Cyclical — 0.00%(h)
385	General Motors Co, expiring 07/10/2016 (i)	$9,725
385	General Motors Co, expiring 07/10/2019 (i)	6,595

TOTAL WARRANTS — 0.00%(h) (Cost $45,134)		$16,320

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.04%
$ 5,000,000	International Bank for Reconstruction & Development 0.12%, 01/08/2015	4,999,883

TOTAL SHORT TERM INVESTMENTS — 1.04% (Cost $4,999,883)		$4,999,883

TOTAL INVESTMENTS — 99.30% (Cost $470,627,240)		$478,094,333

OTHER ASSETS & LIABILITIES, NET — 0.70%		$3,368,154

TOTAL NET ASSETS — 100.00%		$481,462,487

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2014

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2014, the aggregate cost and fair value of 144A securities was $64,649,562 and $65,597,288, respectively, representing 13.62% of net assets.
(c)	Security in default; no interest payments received during the last 12 months. At December 31, 2014, the aggregate cost and fair value of such securities was $25,568 and $1,219, respectively, representing 0.00% of net assets.
(d)	Security in bankruptcy at December 31, 2014.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(h)	Represents less than 0.005% of net assets.
(i)	Non-income producing security.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

At December 31, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,927	$2,166	0.00%

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	280	USD	$61,206,250	March 2015	$(61,250)

U.S. 5 Year Treasury Note Long Futures	370	USD	44,003,984	March 2015	77,577

U.S. Long Bond Short Futures	230	USD	33,249,375	March 2015	(111,719)

U.S. Ultra Bond Long Futures	101	USD	16,683,938	March 2015	882,172

U.S.10 Year Treasury Note Short Futures	866	USD	109,806,094	March 2015	(953,960)

				Net Depreciation	$ (167,180)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Federated Bond Fund

ASSETS:
Investments in securities, fair value(a)	$478,094,333
Cash	1,396,559
Subscriptions receivable	426,593
Receivable for investments sold	101,700
Interest receivable	3,820,784

Total Assets	483,839,969

LIABILITIES:
Payable to investment adviser	307,031
Redemptions payable	1,926,137
Variation margin on futures contracts	144,314

Total Liabilities	2,377,482

NET ASSETS	$481,462,487

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,499,405
Paid-in capital in excess of par	473,863,959
Net unrealized appreciation	7,299,913
Undistributed net investment income	1,612,974
Accumulated net realized loss	(5,813,764)

NET ASSETS	$481,462,487

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	44,994,049

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.70

(a) Cost of investments	$470,627,240

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Federated Bond Fund

INVESTMENT INCOME:
Interest	$15,735,503
Income from securities lending	14,079
Dividends	25,792

Total Income	15,775,374

EXPENSES:
Management fees	3,211,076

Total Expenses	3,211,076

NET INVESTMENT INCOME	12,564,298

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	319,482
Net realized loss on futures contracts	(3,328,933)

Net Realized Loss	(3,009,451)

Net change in unrealized appreciation on investments	13,082,776
Net change in unrealized depreciation on futures contracts	(49,517)

Net Change in Unrealized Appreciation	13,033,259

Net Realized and Unrealized Gain	10,023,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,588,106

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Federated Bond Fund	2014	2013

OPERATIONS:
Net investment income	$12,564,298	$12,068,103
Net realized loss	(3,009,451)	(2,772,561)
Net change in unrealized appreciation (depreciation)	13,033,259	(21,133,312)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,588,106	(11,837,770)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,566,498)	(10,453,041)
From net realized gains	–	(2,164,454)

Total Distributions	(12,566,498)	(12,617,495)

CAPITAL SHARE TRANSACTIONS:
Shares sold	136,141,481	202,118,707
Shares issued in reinvestment of distributions	12,566,498	12,617,495
Shares redeemed	(95,355,218)	(265,082,121)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	53,352,761	(50,345,919)

Total Increase (Decrease) in Net Assets	63,374,369	(74,801,184)

NET ASSETS:
Beginning of year	418,088,118	492,889,302

End of year(a)	$481,462,487	$418,088,118

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	12,725,641	18,851,354
Shares issued in reinvestment of distributions	1,175,214	1,204,444
Shares redeemed	(8,910,354)	(25,070,607)

Net Increase (Decrease)	4,990,501	(5,014,809)

(a) Including undistributed net investment income:	$1,612,974	$1,615,174

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Federated Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.45		$10.95		$10.77		$10.54	$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(a)	0.25	(a)	0.28	(a)	0.37	0.41
Net realized and unrealized gain (loss)	0.25		(0.50)		0.37		0.24	0.29

Total From Investment Operations	0.54		(0.25)		0.65		0.61	0.70

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.21)		(0.35)		(0.37)	(0.41)
From net realized gains	–		(0.04)		(0.12)		(0.01)	–

Total Distributions	(0.29)		(0.25)		(0.47)		(0.38)	(0.41)

NET ASSET VALUE, END OF YEAR	$10.70		$10.45		$10.95		$10.77	$10.54

TOTAL RETURN(b)	5.20%		(2.21%)		6.08%		5.85%	6.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$481,462		$418,088		$492,889		$314,367	$273,242
Ratio of expenses to average net assets	0.70%		0.70%		0.70%		0.70%	0.70%
Ratio of net investment income to average net assets	2.74%		2.32%		2.57%		3.45%	4.03%
Portfolio turnover rate	57%		92%		70%		78%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2014

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying

Annual Report - December 31, 2014

investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Asset-Backed Securities	$—	$22,477,116	$—	$22,477,116
Corporate Bonds and Notes	—	241,206,795	—	241,206,795
Foreign Government Bonds and Notes	—	4,228,138	—	4,228,138
Mortgage-Backed Securities	—	115,845,767	—	115,845,767
U.S. Treasury Bonds and Notes	—	88,098,737	—	88,098,737
Common Stock	14,767	—	—	14,767
Exchange Traded Funds	1,206,810	—	—	1,206,810
Warrants	16,320	—	—	16,320
Short Term Investments	—	4,999,883	—	4,999,883

Total investments, at fair value	1,237,897	476,856,436	0	478,094,333
Other Financial Investments:
Futures Contracts (a)	959,749	—	—	959,749

Total Assets	$2,197,646	$476,856,436	$0	$479,054,082

Liabilities

Other Financial Investments:
Futures Contracts (a)	$ (1,126,929)	$—	$—	$(1,126,929)

Total Liabilities	$(1,126,929)	$0	$0	$(1,126,929)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Annual Report - December 31, 2014

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$12,566,498	$10,452,929
Long-term capital gain	–	2,164,566

	$12,566,498	$12,617,495

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, there were no permanent book-tax differences for the year ended December 31, 2014.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$1,612,974
Undistributed long-term capital gains	–
Capital loss carryforwards	(5,809,992)
Post-October losses	(122,586)
Net unrealized appreciation	7,418,727

Tax composition of capital	$3,099,123

Annual Report - December 31, 2014

At December 31, 2014, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2014, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2014, were as follows:

Expiring
No expiration	$5,809,992

Total	$5,809,992

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(122,586)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$470,675,606

Gross unrealized appreciation on investments	11,468,564
Gross unrealized depreciation on investments	(4,049,837)

Net unrealized appreciation on investments	$7,418,727

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2014

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,824 futures contracts for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized depreciation	$(167,180)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(3,328,933)	Net change in unrealized depreciation on futures contracts	$(49,517)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West

Annual Report - December 31, 2014

Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4.  PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $115,936,839 and $108,877,438, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $194,350,122 and $139,149,432, respectively.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2014.

6.  INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Federated Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Federated Bond Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

      (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015